Edict Acquisition (Edict Acquisition [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Edict Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Disclosure
Edict Acquisition:
On February 17, 2012, through Par Pharmaceutical, Inc., our wholly-owned subsidiary, we completed our acquisition of privately-held Edict Pharmaceuticals Private Limited, which has been renamed Par Formulations Private Limited (referred to as “Par Formulations”), for cash and our repayment of certain additional pre-close indebtedness (the “Edict Acquisition”).  The operating results of Par Formulations were included in our consolidated financial results from the date of acquisition.  The operating results were reflected as part of the Par Pharmaceutical segment.  We funded the purchase from cash on hand.
The addition of Par Formulations broadens our industry expertise and expands our R&D and manufacturing capabilities.  The Edict Acquisition was revalued as part of the Merger. Refer to Note 2, “Sky Growth Merger.”
 Consideration Transferred
The acquisition-date fair value of the consideration transferred consisted of the following items ($ in thousands):

Cash paid for equity	$20,659
Contingent purchase price liabilities	11,641	(1)
Cash paid for assumed indebtedness	4,300
Total consideration	$36,600

(1)
Contingent purchase price liabilities represent subsequent milestone payments related to successful FDA inspection of the Par Formulations manufacturing facility and Abbreviated New Drug Application (“ANDA”) filings.  All contingent purchase price liabilities are expected to be paid within 18 months of the acquisition date. Through June 30, 2013, we had paid $9,908 thousand of the contingent purchase price liabilities.

Edict Acquisition:
On February 17, 2012, through Par Pharmaceutical, Inc., our wholly-owned subsidiary, we completed our acquisition of privately-held Edict Pharmaceuticals Private Limited, which has been renamed Par Formulations Private Limited (referred to as “Par Formulations”), for cash and our repayment of certain additional pre-close indebtedness (the “Edict Acquisition”).  The operating results of Par Formulations were included in our consolidated financial results from the date of acquisition.  The operating results were reflected as part of the Par Pharmaceutical segment.  We funded the purchase from cash on hand.
The addition of Par Formulations broadens our industry expertise and expands our R&D and manufacturing capabilities.  The operating results of Par Formulations from February 17, 2012 to December 31, 2012 are included in the accompanying consolidated statements of operations, reflecting a loss from continuing operations of approximately $1,931 thousand for the period from September 29, 2012 (Successor) and approximately $2,749 thousand for the period from January 1, 2012 to September 28, 2012 (Predecessor).  The Edict Acquisition was revalued as part of the Merger. Refer to Note 2.
 Consideration Transferred
The acquisition-date fair value of the consideration transferred consisted of the following items ($ in thousands):

Cash paid for equity	$20,659
Contingent purchase price liabilities	11,641	(1)
Cash paid for assumed indebtedness	4,300
Total consideration	$36,600

(1)
Contingent purchase price liabilities represent subsequent milestone payments related to successful FDA inspection of the Par Formulations manufacturing facility and ANDA filings.  All contingent purchase price liabilities are expected to be paid within 18 months of the acquisition date. Through December 31, 2012, we had paid $9,908 thousand of the contingent purchase price liabilities.

Fair Value Estimate of Assets Acquired and Liabilities Assumed
The purchase price of Par Formulations has been allocated to the following assets and liabilities ($ in thousands):

As of February 17, 2012
Cash and cash equivalents	$273
Inventories	192
Prepaid expenses and other current assets	1,143
Property, plant and equipment	5,370
Intangible assets	1,850
Total identifiable assets	8,828

Accounts payable	995
Accrued expenses and other current liabilities	200
Deferred tax liabilities	938
Total liabilities assumed	2,133

Net identifiable assets acquired	6,695
Goodwill	29,905
Net assets acquired	$36,600

Supplemental Pro forma Information (unaudited)
The following unaudited pro forma information for the year ended December 31, 2012, and the year ended December 31, 2011 assumes the Edict Acquisition occurred as of January 1, 2011. The pro forma information is not necessarily indicative either of the combined results of operations that actually would have been realized had the Edict Acquisition been consummated during the periods for which pro forma information is presented, or is it intended to be a projection of future results or trends.

	For the Year Ended
	December 31,	December 31,
(amounts in thousands)	2012	2011

Total revenues	$1,050,007	$926,138

Loss from continuing operations	($9,707)	($50,476)

These amounts have been calculated after adjusting for the additional expense that would have been recorded assuming the fair value adjustments to finite-lived intangible assets ($750 thousand) had been applied on January 1, 2011, together with the consequential tax effects.
Pro forma income from continuing operations for the year ended December 31, 2012 was adjusted to exclude $2,880 thousand of Edict Acquisition related costs incurred with the consequential tax effects. These costs were primarily accounting fees and legal fees. Pro forma loss from continuing operations for the year ended December 31, 2011 was adjusted to include the Edict Acquisition related costs with the consequential tax effects.